Fair value measurements	12 Months Ended
Mar. 31, 2020
Fair Value Disclosures [Abstract]
Fair value measurements
13.	Fair value measurements

As discussed in Note 2, assets and liabilities subject to the accounting guidance for fair value measurements held by Sony are classified and accounted for as described below.
(1)	Assets and liabilities that are measured at fair value on a recurring basis

The following section describes the valuation techniques used by Sony to measure different financial instruments at fair value, including an indication of the level in the fair value hierarchy in which each instrument is generally classified.
Debt securities, equity securities, and other investments
Where quoted prices are available in an active market, securities are classified in level 1 of the fair value hierarchy. Level 1 securities include exchange-traded equities. If quoted market prices are not available for the specific security or the market is inactive, then fair values are estimated by using pricing models, quoted prices of securities with similar characteristics or discounted cash flows and mainly classified in level 2 of the hierarchy. Level 2 securities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments, such as the majority of government bonds and corporate bonds. In certain cases where there is limited activity or less transparency around inputs to the valuation, securities are classified within level 3 of the fair value hierarchy. Level 3 securities primarily include certain securitized products, certain hybrid financial instruments, certain private equity investments, and certain domestic and foreign corporate bonds not classified within level 1 or level 2.
Derivatives
Exchange-traded derivatives valued using quoted prices are classified within level 1 of the fair value hierarchy. However, few classes of derivative contracts are listed on an exchange; thus, the majority of Sony’s derivative positions are valued using internally developed models that use as their basis readily observable market parameters — i.e., parameters that are actively quoted and can be validated to external sources, including industry pricing services. Depending on the types and contractual terms of derivatives, fair value can be modeled using a series of techniques, such as the Black-Scholes option pricing model, which are consistently applied. Where derivative products have been established for some time, Sony uses models that are widely accepted in the financial services industry. These models reflect the contractual terms of the derivatives, including the period to maturity, and market-based parameters such as interest rates, volatility, and the credit rating of the counterparty. Further, many of these models do not contain a high level of subjectivity as the techniques used in the models do not require significant judgment, and inputs to the model are readily observable from actively quoted markets. Such instruments are generally classified within level 2 of the fair value hierarchy.
In determining the fair value of Sony’s interest rate swap derivatives, Sony uses the present value of expected cash flows based on market observable interest rate yield curves commensurate with the term of each instrument. For foreign currency derivatives, Sony’s approach is to use forward contract and option valuation models employing market observable inputs, such as spot currency rates, time value and option volatilities. These derivatives are classified within level 2 since Sony primarily uses observable inputs in its valuation of its derivative assets and liabilities.
Future insurance policy benefits and policyholders’ account in the life insurance business
In determining the fair value of future insurance policy benefits and policyholders’ account in the life insurance business to which Sony applies the fair value option, Sony uses the present value of future expected cash flows based on mortality rates, lapse rates, discount rates, investment yield and various actuarial assumptions. These are classified within level 3 since Sony primarily uses unobservable inputs in its valuation.
In determining the fair value of liability for the minimum guarantee benefits of variable annuities, Sony uses mortality rates (0.004%~44.865%), lapse rates (1.000
%
~7.500%), and discount rates (-0.061%~1.433%) as significant unobservable inputs. The fair value of the minimum guarante
e

accumulation benefits, which is the primary minimum guarantee risk, generally declines with higher mortality rates, higher lapse rates, or higher discount rates.
The fair value of Sony’s assets and liabilities that are measured at fair value on a recurring basis at March 31, 2019 and 2020 are as follows.

	Yen in millions
	March 31, 2019
					Presentation in the consolidated balance sheets
	Level 1	Level 2	Level 3	Total	Marketable securities	Securities investments and other	Other current assets	Other noncurrent assets
Assets:
Debt securities
Trading securities	22,105	212,012	—	234,117	234,117	—	—	—
Available-for-sale securities
Japanese national government bonds	—	1,643,589	—	1,643,589	18,719	1,624,870	—	—
Japanese local government bonds	—	67,497	—	67,497	7,768	59,729	—	—
Japanese corporate bonds	—	219,388	—	219,388	11,472	207,916	—	—
Foreign government bonds *1	—	161,495	—	161,495	3,984	157,511	—	—
Foreign corporate bonds *2	—	338,163	22,704	360,867	90,801	270,066	—	—
Securitized products *3	—	25,029	165,083	190,112	—	190,112	—	—
Other	—	4,688	—	4,688	—	4,688	—	—
Equity securities	1,037,100	135,794	—	1,172,894	951,390	221,504	—	—
Other investments *4	5,489	1,507	6,918	13,914	—	13,914	—	—
Derivative assets *5	444	10,042	—	10,486	—	—	9,431	1,055

Total assets	1,065,138	2,819,204	194,705	4,079,047	1,318,251	2,750,310	9,431	1,055

					Presentation in the consolidated balance sheets
	Level 1	Level 2	Level 3	Total	Future insurance policy benefits	Policyholders’ account	Other current liabilities	Other noncurrent liabilitie s
Liabilities:
Derivative liabilities *5	136	32,686	—	32,822	—	—	19,852	12,970

Total liabilities	136	32,686	—	32,822	—	—	19,852	12,970

	Yen in millions
	March 31, 2020
					Presentation in the consolidated balance sheets
	Level 1	Level 2	Level 3	Total	Marketable securities	Securities investments and other	Other current assets	Other noncurrent assets
Assets:
Debt securities
Trading securities	24,330	245,790	—	270,120	270,120	—	—	—
Available-for-sale securities
Japanese national government bonds	—	1,761,929	—	1,761,929	10,011	1,751,918	—	—
Japanese local government bonds	—	69,172	—	69,172	15,334	53,838	—	—
Japanese corporate bonds	—	220,679	30	220,709	14,774	205,935	—	—
Foreign government bonds *1	—	279,777	—	279,777	2,690	277,087	—	—
Foreign corporate bonds *2	—	343,980	15,770	359,750	94,156	265,594	—	—
Securitized products *3	—	33,383	171,840	205,223	—	205,223	—	—
Other	—	4,152	12,101	16,253	—	16,253	—	—
Equity securities	950,744	581,642	—	1,532,386	1,434,612	97,774	—	—
Other investments *4	7,162	816	9,242	17,220	—	17,220	—	—
Derivative assets *5	1,310	41,073	—	42,383	—	—	40,784	1,599

Total assets	983,546	3,582,393	208,983	4,774,922	1,841,697	2,890,842	40,784	1,599

					Presentation in the consolidated balance sheets
	Level 1	Level 2	Level 3	Total	Future insurance policy benefits	Policyholders’ account	Other current liabilities	Other noncurrent liabilities
Liabilities:
Future insurance policy benefits and policyholders’ account in the life insurance business *6	—	—	532,191	532,191	64,045	468,146	—	—

Derivative liabilities *5	2,077	33,789	—	35,866	—	—	16,814	19,052

Total liabilities	2,077	33,789	532,191	568,057	64,045	468,146	16,814	19,052

*1	4,910 million yen and 7,771 million yen are included in foreign securities for which the fair value option has been elected and classified in level 2 for the fiscal years ended March 31, 2019 and 2020
.
In the consolidated balance sheets, 2,386 million yen are included as marketable securities for the fiscal years ended March 31, 2020 and 4,910 million yen and 5,385 million yen are included as securities investment and other for the fiscal years ended March 31, 2019 and 2020, respectively.

*2	173,964 million yen and 188,426 million yen are included in foreign securities for which the fair value option has been elected and classified in level 2 for the fiscal years ended March 31, 2019 and 2020, respectively. In the consolidated balance sheets, 33,391 million yen and 34,502 million yen are included as marketable securities and 140,573 million yen and 153,924 million yen are included as securities investment and other for the fiscal years ended March 31, 2019 and 2020, respectively.

*3	185,195 million yen and 193,430 million yen are included in foreign securities for which the fair value option has been elected and classified in level 2 and level 3 for the fiscal years ended March 31, 2019 and 2020, respectively, and are included in the consolidated balance sheets as securities investments and other.

*4	Other investments include certain hybrid financial instruments and certain private equity investments.

*5	Derivative assets and liabilities are recognized and disclosed on a gross basis.

*6	Future insurance policy benefits and policyholders’ account in the life insurance business are those for which the fair value option has been elected.

7	Net gains of 85 million yen and net loss of 12,408 million yen arising from assets and liabilities
for which the fair value option has been elected are included in financial services revenue and financial services expense in the consolidated statements of income for the fiscal years ended March 31, 2019 and 2020, respectively.

Transfers into level 1 were 1,769 million yen and 4,395 million yen for the fiscal years ended March 31, 2019 and 2020, respectively, as quoted prices for certain trading debt securities and equity securities became available in an active market. Transfers out of level 1 were 2,508 million yen and 3,216 million yen for the fiscal years ended March 31, 2019 and 2020, respectively, as quoted prices for certain trading debt securities were not available in an active market.
The changes in fair value of level 3 assets and liabilities for the fiscal years ended March 31, 2019 and 2020 are as follows:

	Yen in millions
	Fiscal year ended March 31, 2019
	Assets					Liabilities
	Debt securities					Future insurance policy benefits and Policyholders’ account
	Available-for-sale securities
	Japanese corporate bonds	Foreign corporate bonds	Securitized products	Other	Other investments
Beginning balance	—	27,878	83,614	—	9,104	—
Total realized and unrealized gains (losses):
Included in earnings *1	—	465	562	—	276	—
Included in other comprehensive income (loss) *2	—	131	1	—	—	—
Purchases and Issuances	—	5,787	94,696	—	4	—
Sales	—	—	—	—	(6)	—
Settlements	—	(10,435)	(13,601)	—	(2,460)	—
Transfers into level 3 *3	—	20,863	5,284	—	—	—
Transfers out of level 3 *4	—	(21,985)	(5,473)	—	—	—

Ending balance	—	22,704	165,083	—	6,918	—
Changes in unrealized gains (losses) relating to instruments still held at reporting date:
Included in earnings *1	—	219	510	—	441	—

	Yen in millions
	Fiscal year ended March 31, 2020
	Assets					Liabilities
	Debt securities					Future insurance policy benefits and Policyholder s ’ account
	Available-for-sale securities
	Japanese corporate bonds	Foreign corporate bonds	Securitized products	Other	Other investments
Beginning balance	—	22,704	165,083	—	6,918	—
Acquisition of AEGON Sony Life Insurance Co., Ltd. and SA Reinsurance Ltd. *5	—	—	—	—	—	547,190
Total realized and unrealized gains (losses):
Included in earnings *1	—	311	(18,151)	—	(500)	12,500
Included in other comprehensive income (loss) *2	—	(73)	1	—	—	3,032
Purchases and Issuances	30	13,597	40,175	12,101	4,711	5,295
Sales	—	—	—	—	(9)	—
Settlements	—	(20,867)	(12,967)	—	(1,878)	(4,762)
Transfers into level 3 *3	—	3,374	—	—	—	—
Transfers out of level 3 *4	—	(3,276)	(2,301)	—	—	—
Ending balance	30	15,770	171,840	12,101	9,242	532,191
Changes in unrealized gains (losses) relating to instruments still held at reporting date:
Included in earnings *1	—	(94)	(16,507)	—	(376)	10,273

*1	Earning effects are included in financi a l services revenue and financial services expense in the consolidated statements of income.

*2
Unrealized gains (losses) are included in unrealized gains (losses) on securities, net for available-for-sale securities and included in debt valuation adjustments for future insurance policy benefits and policyholders’ account in the consolidated statements of comprehensive income.

*3	Certain corporate bonds and certain securitized products were transferred into level 3 because differences between the fair value determined by indicative quotes from dealers and the fair value determined by internally developed prices became significant and the observability of the inputs used decreased.

*4	Certain corporate bonds and certain securitized products were transferred out of level 3 because observable market data became available.

*5	Refer to Note 25

Level 3
assets include certain securitized products, certain private equity investments, and certain domestic and foreign corporate bonds for which quoted prices are not available in a market and where there is less transparency around inputs. In determining the fair value of such assets, Sony uses third-party information such as indicative quotes from dealers without adjustment. Level 3 liabilities include future insurance policy benefits and policyholders’ account in the life insurance business whose underlying figures are unobservable, and whose fair value is calculated in-house. For validating the fair values, Sony primarily uses internal models which include management judgment or estimation of assumptions that market participants would use in pricing the asset.
(2)	Assets and liabilities that are measured at fair value on a nonrecurring basis

Sony also has assets and liabilities that are required to be remeasured to fair value on a nonrecurring basis when certain circumstances occur. During the fiscal years ended March 31, 2019 and 2020, such remeasurements to fair value related primarily to the following:

	During the fiscal year ended March 31, 2019
	Estimated fair value			Amounts included in earnings
	Level 1	Level 2	Level 3
Assets:
Long-lived assets impairments	—	—	4,389	(44,135)
Goodwill impairment	—	—	0	(5,107)

				(49,242)

	During the fiscal year ended March 31, 2020
	Estimated fair value			Amounts included in earnings
	Level 1	Level 2	Level 3
Assets:
Remeasurement of retained investment in SRE	15,911	—	—	13,347
Long-lived assets impairments	—	—	8,155	(36,003)

				(22,656)

Long-lived assets impairments
Sony recorded an impairment loss of 31,341 million yen, 19,172 million yen and 12,714 million yen for the fiscal years ended March 31, 2018, 2019 and 2020, respectively, included within the EP&S segment, related to long-lived assets in the smartphone business asset group. For the smartphone business asset group, the corresponding estimated future cash flows leading to the impairment charge reflected smartphone sales results and expectation of continued difficulty in the business environment.
Sony recorded an impairment loss of 12,858 million yen for the fiscal year ended March 31, 2019, included within All Other, related to long-lived assets and goodwill in the storage media business asset group. As a result of conducting a strategic review of the business and evolving market trends, Sony reduced the corresponding estimated future cash flows of this business and the estimated ability to recover the entire carrying amount of the long-lived assets and goodwill within the period applicable to the impairment determination, resulting in an impairment charge for the fiscal year ended March 31, 2019.
These measurements are classified as level 3 because significant unobservable inputs, such as the condition of the assets or projections of future cash flows, the timing of such cash flows and the discount rate reflecting the risk inherent in future cash flows, were considered in the fair value measurements. For the fiscal year ended March 31, 2018, a discount rate of 8.5% and projected revenue growth rates ranging from (8)% to 6% were used in the fair value measurements related to the long-lived assets for the smartphone business. For the fiscal year ended March 31, 2019, a discount rate of 8.5% and projected revenue growth rates ranging from (26)% to 24% were used in the fair value measurements related to the long-lived assets for the smartphone business. For the fiscal year ended March 31, 2020, a discount rate of 10.6% and projected revenue growth rates ranging from (10)% to 70% were used in the fair value measurements related to the long-lived assets for the smartphone business. For the fiscal year ended March 31, 2019, a discount rate of 8.9% and projected revenue growth rates ranging from (34)% to 21% were used in the fair value measurements related to the long-lived assets and goodwill for the storage media business.
Except as described above, no other impairment losses were individually material for the fiscal year ended March 31, 2020. The other impairment losses were primarily related to the impairment losses in asset groups within Media Networks in the Pictures segment related to a review of the channel portfolio.
Remeasurement of previously owned equity interest in EMI
During the fiscal year ended March 31, 2019, Sony remeasured to fair value the previously owned equity interests in EMI in connection with EMI Music Publishing acquisition. The measurement is classified as level 3 because significant unobservable inputs, such as projections of future cash flows and market comparables of similar transactions and companies were considered in the fair value measurements. Refer to Note 25.
Remeasurement of retained investment in SRE
During the fiscal year ended March 31, 2020, Sony sold part of its shares in SRE and remeasured the remaining shares to fair value. This measurement is classified as level 1 because a quoted price for the shares of SRE is available on the Tokyo Stock Exchange. Refer to Note 5.
Remeasurement of previously owned equity interest in AEGON Sony Life Insurance Co., Ltd. and SA Reinsurance Ltd.
During the fiscal year ended March 31, 2020, Sony remeasured to fair value the previously owned equity interests in AEGON Sony Life Insurance Co., Ltd. and SA Reinsurance Ltd. (collectively, the “JVs”) in connection with acquisition of the JVs. The measurement is classified as level 3 because significant unobservable inputs, such as projections of future cash flows and market comparables of similar transactions and companies, were considered in the fair value measurements. AEGON Sony Life Insurance Co., Ltd. changed its name to “Sony Life With Insurance Co., Ltd.,” as of April 1, 2020. Refer to Note 25.
(3)	Financial instruments
The estimated fair values by fair value hierarchy level of certain financial instruments that are not reported at fair value are summarized as follows:

	Yen in millions
	March 31, 2019
	Estimated fair value				Carrying amount
	Level 1	Level 2	Level 3	Total	Total
Assets:
Housing loans in the banking business	—	1,861,384	—	1,861,384	1,685,504

Total assets	—	1,861,384	—	1,861,384	1,685,504

Liabilities:
Long-term debt including the current portion	—	737,529	—	737,529	740,833
Investment contracts included in policyholders’ account in the life insurance business	—	877,157	—	877,157	816,903

Total liabilities	—	1,614,686	—	1,614,686	1,557,736

	Yen in millions
	March 31, 2020
	Estimated fair value				Carrying amount
	Level 1	Level 2	Level 3	Total	Total
Assets:
Housing loans in the banking business	—	2,161,432	—	2,161,432	1,927,054

Total assets	—	2,161,432	—	2,161,432	1,927,054

Liabilities:
Long-term debt including the current portion	—	699,358	—	699,358	664,773
Investment contracts included in policyholders’ account in the life insurance business	—	969,464	—	969,464	885,690

Total liabilities	—	1,668,822	—	1,668,822	1,550,463

The summary excludes cash and cash equivalents, call loans, time deposits, notes and accounts receivable, trade, call money, short-term borrowings, notes and accounts payable, trade and deposits from customers in the banking business because the carrying values of these financial instruments approximated their fair values due to their short-term nature. The summary also excludes held-to-maturity
securities disclosed in Note 7.
Cash and cash equivalents, call loans and call money are classified in level 1. Time deposits, short-term borrowings, deposits from customers in the banking business are classified in level 2.
Held-to-maturity
securities, included in marketable securities and securities investments and other in the consolidated balance sheets, primarily include debt securities with quoted prices that are traded less frequently than exchange-traded instruments, such as the majority of government bonds and corporate bonds and are substantially all classified in level 2. The fair values of housing loans in the banking business, included in securities investments and other in the consolidated balance sheets, were estimated based on the discounted future cash flows using interest rates reflecting London Interbank Offered Rate base yield curves with certain risk premiums. The fair values of long-term debt including the current portion and investment contracts included in policyholders’ account in the life insurance business were estimated based on either the market value or the discounted future cash flows using Sony’s current incremental borrowing rates for similar liabilities.